Corporate information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Corporate information [Text Block]
1.	Corporate information

Trillium Therapeutics Inc. (the “Company” or “Trillium”) is a clinical-stage immuno-oncology company developing innovative therapies for the treatment of cancer. The Company is a corporation existing under the laws of the Province of Ontario. The Company’s head office is located at 2488 Dunwin Drive, Mississauga, Ontario, L5L 1J9, and it is listed on the Toronto Stock Exchange and on the NASDAQ Stock Market.